INVENTORIES (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Work in progress and supplies		266,632	197,118
Finished goods		43,459	34,961
Provision		(27,547)	(21,253)	(22,026)
Inventories	$ 44,558	282,544	210,826